Invested and working capital	6 Months Ended
Dec. 31, 2025
Invested and working capital [Abstract]
Invested and working capital
Section 4.	Invested and working capital

4.1.	Cash assets

	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000

Cash at bank	10,843	21,001	19,205
Short term deposits	7,020	4,058	16,510
Total cash assets	17,863	25,059	35,715
Cash flow reconciliation
Reconciliation of net cash outflow from operating activities to operating loss after tax
Loss for the period	(4,070)	(9,554)	(7,825)
Adjustments to reconcile profit to net cash flows:
Depreciation	177	277	118
Exploration expenditure written-off	-	37	31
Share-based payments	1,102	3,164	1,633
Net foreign exchange differences - unrealized	(19)	(45)	(96)
Interest income	(308)	(681)	(1,293)
Interest expense	8	26	11
Change in assets and liabilities during the financial year:
Decrease / (Increase) in trade and other receivables	(409)	127	(50)
(Decrease) / increase in provisions and employee benefits	(158)	34	(60)
Increase in accounts payable	608	(173)	344
Interest paid	-	(17)	(11)
Net cash used in operating activities	(3,069)	(6,805)	(7,198)

Cash and short-term deposits in the statement of financial position comprise cash at banks and on hand and short-term highly liquid deposits with a maturity of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.

4.2.	Receivables

	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000
Current
Interest receivable	-	-	-
Other debtors	160	143	195
Prepayments	348	49	129
Total current trade and other receivables	508	192	324

Non-current
Other debtors	289	289	276
Total non-current trade and other receivables	289	289	276

Total current and non-current trade and other receivables	797	481	600

Receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method less provision for impairment. Impairment losses are recognized in the profit and loss.

4.3.	Current assets - other

	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000
Current
Prepayments	3	16	19
Total current other assets	3	16	19

4.4.	Plant and equipment

	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000
Leasehold improvements - at cost	88	-	-
Less accumulated depreciation	(3)	-	-
Total leasehold improvements	85	-	-

Plant and equipment - at cost	626	606	606
Less accumulated depreciation	(376)	(317)	(200)
Total plant and equipment	250	289	406

Reconciliation of the movement
Opening balance	289	406	522
Additions	20	-	2
Transfers in/(out)	88	-	-
Depreciation expense	(62)	(117)	(118)
Closing balance	335	289	406

Tangible plant and equipment assets are stated at cost less accumulated depreciation and any impairment in value. Depreciation is calculated on a straight-line basis over the useful life of the asset being between 1-4 years.

An item of plant and equipment is derecognized upon disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in the statement of comprehensive income in the period the item is derecognized.

At each reporting date, the Group assesses whether there is any indication that an asset may be impaired. Where an indicator of impairment exists, the Group makes a formal estimate of recoverable amount. Where the carrying amount of an asset exceeds its recoverable amount the asset is considered impaired and is written down to its recoverable amount. Recoverable amount is the greater of fair value less costs to sell and value in use.

4.5.	Right of Use Asset

	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000
Premises - at cost	755	755	368
Less accumulated amortization	(489)	(421)	(297)
Total Right of Use Asset	266	334	71

Reconciliation of the movement
Opening balance	334	71	202
Additions	-	423	11
Amortization expense	(68)	(160)	(142)
Foreign exchange translation difference	-	-	-
Closing balance	266	334	71

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

4.6.	Exploration and evaluation expenditure

Exploration and evaluation expenditure incurred by or on behalf of the Group is accumulated separately for each area of interest. Such expenditure comprises net direct costs and an appropriate portion of related overhead expenditure but does not include general overheads or administrative expenditure not having a specific connection with a particular area of interest.

Exploration and evaluation costs in relation to separate areas of interest for which rights of tenure are current are brought to account in the year in which they are incurred and carried forward provided that:
•	such costs are expected to be recouped through successful development and exploitation of the area, or alternatively through its sale; or
•	exploration and/or evaluation activities in the area have not yet reached a stage which permits a reasonable assessment of the existence or otherwise of economically recoverable reserves.

The types of costs recognized as exploration and evaluation assets include costs to acquire the legal rights to explore in the specific area and costs incurred in respect of the search for mineral resources, determination of technical feasibility and the assessment of commercial viability of an identified resource, in accordance with IFRS 6.

A Final Investment Decision (FID) to develop the Project is expected to be made after considering the following key factors: required permits are in place, engineering has reached construction ready status, adequate offtake agreements have been signed to underwrite any debt requirements, and the Project is funded through a mix of equity and debt. In order to attract funding, the Project will need to demonstrate technical feasibility and commercial viability.

Once FID has been taken, all past and future exploration and evaluation assets in respect of the area of interest are tested for impairment and transferred to the cost of development. To date, no development decision has been made.

The Directors assess at each reporting date whether there is an indication that an asset has been impaired and for exploration and evaluation costs carried forward whether the above carry forward criteria are met. No indicator of impairment has been identified as at December 31, 2025.

When the above criteria do not apply or when the Directors assess that the carrying value may exceed the recoverable amount the accumulated costs in respect of areas of interest are written off in the Statement of profit and loss and other comprehensive income.

	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000

Exploration and evaluation expenditure	209,009	203,110	187,664
Reconciliation of movement
Opening balance	203,110	187,664	152,226
Additions - Rhyolite Ridge	5,850	15,300	35,398
Exploration expenditure - non core	49	183	71
Exploration expenditure - written off	-	(37)	(31)
Carrying amount at the end of the period	209,009	203,110	187,664

The above amounts represent costs of areas of interest carried forward as an asset in accordance with the accounting policy described above. The ultimate recoupment of exploration and evaluation expenditure in respect of an area of interest carried forward is dependent upon the discovery of commercially viable reserves and the successful development and exploitation of the respective areas or alternatively sale of the underlying areas of interest for at least their carrying value. Amortization, in respect of the relevant area of interest, is not charged until a mining operation has commenced.

All exploration and evaluation costs carried forward relate in large part to the Rhyolite Ridge Lithium–Boron Project in Nevada, USA. Exploration and evaluation expenditure on all other tenements owned by the Company has been fully impaired where applicable.

4.7.	Non-current assets - other

	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000

Unamortized loan fees	4,273	4,252	-

The Company paid fees to establish a loan with the US Department of Energy. The fees will be amortized over the life of the loan. Amortization begins after the first draw on said loan. The total loan amount is US$996 million (US$968 million in principal and US$28 million in capitalized interest during construction). The loan term is 20 years, and the interest rate is fixed from the date of each advance for the term of the loan at the applicable long-dated U.S. Treasury rate.

4.8.	Payables

	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000
Current
Trade creditors and other payables	962	2,066	4,056
Accrued expenses	724	342	487
Lease Liabilities	151	106	41
Total current payables	1,837	2,514	4,584

Non-current
Lease Liabilities	184	267	42
Total non-current payables	184	267	42
Total current and non-current payables	2,021	2,781	4,626

All financial liabilities are recognized initially at fair value net of directly attributable transaction costs.

After initial measurement, financial liabilities are subsequently measured at amortized cost. Current payables, other than lease liabilities, due to their short-term nature are measured at amortized cost and are not discounted.

The current payables, other than lease liabilities, are unsecured and are non-interest bearing generally on 30-60 day terms. The carrying amounts approximate fair value.

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in - substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

4.9.	Borrowings

	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000

Current
Other current debt	-	-	1,200
Total borrowings	-	-	1,200

In the 2024 fiscal year, the current debt was comprised of an unsecured loan from Sibanye Stillwater Limited. In February 2025, the Company received notification that Sibanye Stillwater Limited had decided not to proceed with the Rhyolite Ridge joint venture. In accordance with the strategic partnership unit purchase and subscription agreement, ioneer repaid the unsecured loan of $1,200,000 within 30 days following notification, and the agreement was terminated.

4.10.	Provisions

Employee entitlements

	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000

Current
Provision for employee benefits	303	462	428
Total provisions	303	462	428

Provision is made for the Group’s liability for employee benefits arising from services rendered by employees to the end of the reporting period. Employee benefits that are expected to be settled within one year have been measured at the amounts expected to be paid when the liability is settled. Employee benefits payable later than one year have been measured at the present value of the estimated future cash outflows to be made for those benefits. In determining the liability, consideration is given to employee wage increases and the probability that the employee may satisfy vesting requirements. Those cash flows are discounted using market yields on high quality corporate bonds with terms to maturity that match the expected timing of cash flows.